STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

October 28, 2015

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey

Re:	A&Q Masters Fund (811-22859)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of A&Q Masters Fund (the "Registrant" or the "Acquiring Fund"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement").  The Registration Statement contains a Prospectus/Information Statement (the "Prospectus/Information Statement"), informing investors of A&Q Equity Opportunity Fund LLC (the "Fund") of the approval by the Board of Trustees of the Acquiring Fund and the Board of Directors of the Fund of an Agreement and Plan of Merger pursuant to which the Fund will transfer all of its assets to the Acquiring Fund solely in exchange for shares of beneficial interest ("Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization").  The Reorganization is expected to constitute a taxable transaction for U.S. federal income tax purposes.  Upon consummation of the Reorganization, the Acquiring Fund Shares received by the Fund will be distributed to Fund investors, with each Fund investor receiving a pro rata distribution of Acquiring Fund Shares (or fractions thereof) having an aggregate net asset value equal to the Fund investor's capital account as of the closing date of the Reorganization.

Each of the Acquiring Fund and the Fund is a closed-end, non-diversified management investment company commonly referred to as a "fund of funds," and is advised by UBS Hedge Fund Solutions LLC (formerly known as UBS Alternative and Quantitative Investments LLC) (the "Adviser").

Investors in the Fund are not being asked to vote to approve the Reorganization, as the Reorganization satisfies the stated conditions under Rule 17a-8 under the Investment Company Act of 1940, as amended, and there is no state law requirement to obtain shareholder approval of the Reorganization.

The Fund intends to mail the Prospectus/Information Statement on or about November 30, 2015 to the Fund's investors of record as of the close of business on November 20, 2015.  The Reorganization is expected to be consummated after the close of business on December 31, 2015.

The Acquiring Fund has been determined to be the accounting survivor of the Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994).  These factors include those noted below:

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Investment Adviser.  As described in greater detail in the Prospectus/Information Statement, the Acquiring Fund and the Fund have the same investment adviser.  The Adviser will continue to serve as the investment adviser to the combined fund.  Bruce Amlicke, Americo Nardis and Norman E. Sienko, Jr. serve as members of the portfolio management team of the Acquiring Fund, and will continue in such roles on behalf of the combined fund after the Reorganization.

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Investment Objectives, Policies and Restrictions.  As described in greater detail in the Prospectus/Information Statement, the Acquiring Fund and the Fund have substantially similar investment objectives and similar, although not identical, investment management policies.  The Acquiring Fund seeks capital appreciation over the long term; the Fund also seeks to maximize capital appreciation over the long term.  Additionally, the investment policies, practices and limitations (and the related risks) of the Acquiring Fund and the Fund are similar.  Each of the Fund and the Acquiring Fund is commonly referred to as a "fund of funds," and seeks to achieve its objective through the allocation of assets among a select group of alternative asset managers (the "Investment Managers") and the funds they operate.  Investment Managers generally conduct their investment programs through unregistered investment vehicles, such as hedge funds, that have investors other than the Fund and the Acquiring Fund, and in other registered investment companies (collectively, "Investment Funds").  The Fund seeks to deploy its assets primarily among Investment Managers who over time have produced attractive returns principally in the U.S. equity markets by employing long/short equity strategies.  Similarly, the Acquiring Fund currently seeks to maintain a portfolio of Investment Funds that primarily employ long/short equity strategies, including those involving foreign issuers.  In addition, at any given time, the Acquiring Fund also may invest in Investment Funds that employ other strategies, which may include relative value, merger arbitrage/event-driven, global macro, distressed investing and emerging market strategies.  The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

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Expense Structure and Expense Ratios.  As described in greater detail in the Prospectus/Information Statement, each of the Acquiring Fund and the Fund pays the same aggregate asset-based fee rates to the Adviser.  The Adviser charges each of the Fund and the Acquiring Fund a fee, computed and payable monthly, at an annual rate of 1.25% of the respective fund's adjusted net assets, determined as of the last day of each month, and an incentive fee of 5% of the respective fund's net profits, if any.  Additionally, the Acquiring Fund has, and is expected after the consummation of the reorganization to continue to have, a lower direct annual expense ratio than the Fund.  The Acquiring Fund's direct annual expense ratio for the fiscal year ended March 31, 2015 was approximately 1.97%, while the Fund's direct annual expense ratio for the fiscal year ended December 31, 2014 was approximately 2.22%.  The Acquiring Fund's expense structure will be the expense structure of the combined fund after the Reorganization.

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Asset Size.  The funds have differing asset sizes, with the Acquiring Fund having more assets than the Fund.  As of September 30, 2015, the Acquiring Fund and the Fund had net assets of approximately $140.7 million and $54.5 million, respectively.

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Portfolio Composition.  As both the Fund and the Acquiring Fund are "funds of funds" with substantially similar investment objectives and similar investment management policies, their portfolio holdings can be expected to be similar.  The portfolio composition of the combined fund after the Reorganization, however, will be based on the Acquiring Fund's investment objective, policies and restrictions.  In connection with the Reorganization, the Adviser expects that some portion of the Fund's underlying investments will be redeemed prior to the consummation of the Reorganization.  All such investments will be redeemed from Investment Managers in accordance with the Fund's redemption rights.  The Fund is not expected to bear any costs or expenses in connection with the redemptions of such holdings.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies, practices and limitations and expense structure will be used in managing the combined fund.  The Adviser and the Acquiring Fund's portfolio managers will continue in their roles for the combined fund after the Reorganization.  Finally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, practices and limitations.

We propose to file a pre-effective amendment to the Registration Statement as early in November 2015 as practicable, following receipt of your comments, if any, to the accompanying filing in order to complete any omitted data, file all remaining exhibits (including a consent of the Registrant's independent registered public accounting firm) and seek effectiveness as soon as practicable thereafter.

Should you have any questions or comments, please feel free to contact me at 212.806.6274 (bgreen@stroock.com) or Gary L. Granik of this office at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:  Gary L. Granik